Stock-Based Compensation (Summary of Information about Stock Options Outstanding and Exercisable) (Details) - Aug. 31, 2014 - Stock Options [Member] - $ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	396,616
Number Vested and Exercisable	283,798
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	97,994
Remaining Contractual Life	9 years 1 month 24 days
Weighted-Average Exercise Price	$ 10.16
Number Vested and Exercisable	41,681
Remaining Contractual Life	9 years 1 month 2 days
Weighted-Average Exercise Price	$ 10.40
Exercise Price 1 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	5.04
Exercise Price 1 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 12.16
Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	51,624
Remaining Contractual Life	1 year 3 months 7 days
Weighted-Average Exercise Price	$ 15.60
Number Vested and Exercisable	51.624
Remaining Contractual Life	1 year 3 months 7 days
Weighted-Average Exercise Price	$ 15.60
Exercise Price 2 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	14.40
Exercise Price 2 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 15.60
Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	60,603
Remaining Contractual Life	4 years 9 months
Weighted-Average Exercise Price	$ 29.44
Number Vested and Exercisable	41,351
Remaining Contractual Life	3 years 7 days
Weighted-Average Exercise Price	$ 30.40
Exercise Price 3 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	26.24
Exercise Price 3 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 45.68
Exercise Price 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	106,759
Remaining Contractual Life	4 years 8 months 5 days
Weighted-Average Exercise Price	$ 54.96
Number Vested and Exercisable	102,862
Remaining Contractual Life	4 years 7 months 2 days
Weighted-Average Exercise Price	$ 54.88
Exercise Price 4 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	53.28
Exercise Price 4 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 71.76
Exercise Price 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	79,636
Remaining Contractual Life	7 years 3 months 7 days
Weighted-Average Exercise Price	$ 113.28
Number Vested and Exercisable	46,280
Remaining Contractual Life	7 years 2 months 26 days
Weighted-Average Exercise Price	$ 114.08
Exercise Price 5 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	96.80
Exercise Price 5 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 137.28